STOCK-BASED COMPENSATION (Details) - 2018 Share Incentive Plan [Member] - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Jul. 31, 2018	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense		$ 28
Option exercisable period		10 years
Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted		60,857
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted	60,857
Fair value of option granted	$ 193
Vesting period	4 years